FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-04707

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Advisor Series II

245 SUMMER STREET, BOSTON, MA 02210
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

SCOTT C. GOEBEL, SECRETARY, 245 SUMMER STREET, BOSTON, MA 02210
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: 8/31, 10/31, 12/31

DATE OF REPORTING PERIOD: 07/01/2013 - 06/30/2014

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Advisor Series II

BY: /s/ STEPHANIE J. DORSEY*
STEPHANIE J. DORSEY, TREASURER
DATE: 08/13/2014 02:33:36 PM

*BY: /s/ MARK LUNDVALL
MARK LUNDVALL, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED June 1, 2014 AND FILED HEREWITH.

VOTE SUMMARY REPORT
FIDELITY ADVISOR LIMITED TERM BOND FUND (FORMERLY KNOWN AS FIDELITY INTERMEDIATE BOND FUND)
07/01/2013 - 06/30/2014

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY REVERE STREET TRUST MEETING DATE: JUL 17, 2013
TICKER: SECURITY ID: 31635A105
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Change of Fundamental Concentration Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY ADVISOR MORTGAGE SECURITIES FUND
07/01/2013 - 06/30/2014

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY ADVISOR MUNICIPAL INCOME FUND
07/01/2013 - 06/30/2014

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY ADVISOR SHORT FIXED-INCOME FUND
07/01/2013 - 06/30/2014

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY REVERE STREET TRUST MEETING DATE: JUL 17, 2013
TICKER: SECURITY ID: 31635A105
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Change of Fundamental Concentration Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY ADVISOR STRATEGIC INCOME FUND
07/01/2013 - 06/30/2014

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

DELTA AIR LINES, INC. MEETING DATE: JUN 27, 2014
TICKER: DAL SECURITY ID: 247361702
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Richard H. Anderson	Management	For	For
1b	Elect Director Edward H. Bastian	Management	For	For
1c	Elect Director Roy J. Bostock	Management	For	For
1d	Elect Director John S. Brinzo	Management	For	For
1e	Elect Director Daniel A. Carp	Management	For	For
1f	Elect Director David G. DeWalt	Management	For	For
1g	Elect Director William H. Easter, III	Management	For	For
1h	Elect Director Mickey P. Foret	Management	For	For
1i	Elect Director Shirley C. Franklin	Management	For	For
1j	Elect Director David R. Goode	Management	For	For
1k	Elect Director George N. Mattson	Management	For	For
1l	Elect Director Paula Rosput Reynolds	Management	For	For
1m	Elect Director Kenneth C. Rogers	Management	For	For
1n	Elect Director Kenneth B. Woodrow	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Ratify Auditors	Management	For	For
4	Approve Increase in Size of Board	Management	For	For
5	Stock Retention/Holding Period	Shareholder	Against	Against

FIDELITY REVERE STREET TRUST MEETING DATE: JUL 17, 2013
TICKER: SECURITY ID: 31635A105
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Change of Fundamental Concentration Policy	Management	For	For

NBCUNIVERSAL ENTERPRISE, INC. MEETING DATE: MAY 29, 2014
TICKER: SECURITY ID: 63946CAE8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Elect Director Bernard C. Watson	Management	For	For

PORTLAND GENERAL ELECTRIC COMPANY MEETING DATE: MAY 07, 2014
TICKER: POR SECURITY ID: 736508847
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director John W. Ballantine	Management	For	For
1.2	Elect Director Rodney L. Brown, Jr.	Management	For	For
1.3	Elect Director Jack E. Davis	Management	For	For
1.4	Elect Director David A. Dietzler	Management	For	For
1.5	Elect Director Kirby A. Dyess	Management	For	For
1.6	Elect Director Mark B. Ganz	Management	For	For
1.7	Elect Director Kathryn J. Jackson	Management	For	For
1.8	Elect Director Neil J. Nelson	Management	For	For
1.9	Elect Director M. Lee Pelton	Management	For	For
1.10	Elect Director James J. Piro	Management	For	For
1.11	Elect Director Charles W. Shivery	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Adopt Majority Voting for Uncontested Election of Directors	Management	For	For
4	Ratify Auditors	Management	For	For

REMY INTERNATIONAL, INC. MEETING DATE: JUN 12, 2014
TICKER: REMY SECURITY ID: 759663107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Brent B. Bickett	Management	For	For
1.2	Elect Director Alan L. Stinson	Management	For	For
1.3	Elect Director Douglas K. Ammerman	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Ratify Auditors	Management	For	For

ROCK-TENN COMPANY MEETING DATE: JAN 31, 2014
TICKER: RKT SECURITY ID: 772739207
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Jenny A. Hourihan	Management	For	For
1.2	Elect Director Steven C. Voorhees	Management	For	For
1.3	Elect Director J. Powell Brown	Management	For	For
1.4	Elect Director Robert M. Chapman	Management	For	For
1.5	Elect Director Terrell K. Crews	Management	For	For
1.6	Elect Director Russell M. Currey	Management	For	For
2	Ratify Auditors	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
4	Declassify the Board of Directors	Management	For	For

THE INTERPUBLIC GROUP OF COMPANIES, INC. MEETING DATE: MAY 22, 2014
TICKER: IPG SECURITY ID: 460690100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Jocelyn Carter-Miller	Management	For	For
1.2	Elect Director Jill M. Considine	Management	For	For
1.3	Elect Director Richard A. Goldstein	Management	For	For
1.4	Elect Director H. John Greeniaus	Management	For	For
1.5	Elect Director Mary J. Steele Guilfoile	Management	For	For
1.6	Elect Director Dawn Hudson	Management	For	For
1.7	Elect Director William T. Kerr	Management	For	For
1.8	Elect Director Michael I. Roth	Management	For	For
1.9	Elect Director David M. Thomas	Management	For	For
2	Ratify Auditors	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
4	Approve Omnibus Stock Plan	Management	For	For
5	Approve Executive Incentive Bonus Plan	Management	For	For

TRW AUTOMOTIVE HOLDINGS CORP. MEETING DATE: MAY 13, 2014
TICKER: TRW SECURITY ID: 87264S106
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Francois J. Castaing	Management	For	For
1.2	Elect Director Michael R. Gambrell	Management	For	For
1.3	Elect Director David W. Meline	Management	For	For
2	Ratify Auditors	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For

VOTE SUMMARY REPORT
FIDELITY ADVISOR STRATEGIC INCOME FUND- SUB-ADVISOR: FIL INVESTMENT ADVISORS
07/01/2013 - 06/30/2014

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Fidelity Aberdeen Street Trust
Fidelity Advisor Series II
Fidelity Advisor Series IV
Fidelity Boylston Street Trust
Fidelity California Municipal Trust
Fidelity California Municipal Trust II
Fidelity Central Investment Portfolios II LLC
Fidelity Charles Street Trust
Fidelity Colchester Street Trust
Fidelity Court Street Trust
Fidelity Court Street Trust II
Fidelity Garrison Street Trust
Fidelity Hereford Street Trust
Fidelity Income Fund
Fidelity Massachusetts Municipal Trust
Fidelity Merrimack Street Trust	Fidelity Money Market Trust
Fidelity Municipal Trust
Fidelity Municipal Trust II
Fidelity Newbury Street Trust
Fidelity New York Municipal Trust
Fidelity New York Municipal Trust II
Fidelity Oxford Street Trust
Fidelity Oxford Street Trust II
Fidelity Phillips Street Trust
Fidelity Revere Street Trust
Fidelity Salem Street Trust
Fidelity School Street Trust
Fidelity Union Street Trust
Fidelity Union Street Trust II
Variable Insurance Products Fund V

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Mark Lundvall and Vito Arno my true and lawful attorney-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 1, 2014.

WITNESS my hand on this 1st day of June 2014.

/s/ Stephanie J. Dorsey

Stephanie J. Dorsey

Treasurer